RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Due to related parties	$ 228,248	$ 97,691
Director And Officers [Member]
Due to related parties	217,763	44,615
Delrand Resources Limited [Member]
Due to related parties	10,485	0
Loncor Resources Inc. [Member]
Due to related parties	$ 41,734	$ 48,838